Long-Term Debt - Schedule of Credit Facilities (Details) - CAD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Line of Credit Facility [Line Items]
Total credit facilities	$ 5,589	$ 4,846
Credit facilities utilized:
Short-term borrowings	(413)	(247)
Long-term debt (including current portion)	(26,455)	(25,482)
Letters of credit outstanding	(139)	(115)
Credit facilities unutilized	3,882	3,179
Current installments of long-term debt	$ 1,743	$ 1,628
Credit facility
Credit facilities utilized:
Long-term debt (including current portion), weighted average interest rate (percent)	2.40%	0.90%
Current installments of long-term debt	$ 835	$ 888
Credit facility
Credit facilities utilized:
Short-term borrowings	$ (413)	$ (247)
Short-term borrowings, weighted average interest rate (percent)	1.90%	0.60%
Credit facility
Credit facilities utilized:
Long-term debt (including current portion)	$ (1,155)	$ (1,305)
Regulated Utilities
Line of Credit Facility [Line Items]
Total credit facilities	3,568
Credit facilities utilized:
Letters of credit outstanding	(67)
Credit facilities unutilized	2,464
Regulated Utilities | Credit facility
Credit facilities utilized:
Short-term borrowings	(413)
Regulated Utilities | Credit facility
Credit facilities utilized:
Long-term debt (including current portion)	(624)
Corporate and Other
Line of Credit Facility [Line Items]
Total credit facilities	2,021
Credit facilities utilized:
Letters of credit outstanding	(72)
Credit facilities unutilized	1,418
Corporate and Other | Credit facility
Credit facilities utilized:
Short-term borrowings	0
Corporate and Other | Credit facility
Credit facilities utilized:
Long-term debt (including current portion)	$ (531)